STATEMENT OF OPERATIONS - USD ($)		3 Months Ended	4 Months Ended	9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Operating expenses
General and administrative expenses		$ 19,829,000		$ 65,274,000
Total operating costs		(90,977,000)		(269,665,000)
Loss from operations		(881,000)		(17,817,000)
Net loss		$ (3,786,000)		$ (15,735,000)
Weighted Average Number of Shares Outstanding, Basic		60,840		57,072
Weighted Average Number of Shares Outstanding, Diluted		60,840		57,072
Basic net loss per share		$ (0.06)		$ (0.28)
Diluted net loss per share		$ (0.06)		$ (0.28)
890 5TH AVENUE PARTNERS, INC.
Operating expenses
General and administrative expenses		$ 416,535	$ 10,856	$ 2,317,651
Administrative fee - related party		60,000		180,000
Franchise tax expenses		50,411	450	149,589
Loss from operations		(526,946)		(2,647,240)
Net loss		$ (414,330)	$ (11,306)	$ (3,674,779)
Weighted Average Number of Shares Outstanding, Basic	[1]		6,250,000
Weighted Average Number of Shares Outstanding, Diluted			6,250,000
Basic net loss per share			$ 0.00
Diluted net loss per share			$ 0.00
Class A Common Stock | 890 5TH AVENUE PARTNERS, INC.
Operating expenses
Weighted Average Number of Shares Outstanding, Basic		29,527,500		28,121,429
Weighted Average Number of Shares Outstanding, Diluted		29,527,500		28,121,429
Basic net loss per share		$ (0.01)		$ (0.10)
Diluted net loss per share		$ (0.01)		$ (0.10)

[1]	This number excludes an aggregate of up to 937,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Accordingly, none of these shares were forfeited.